INCOME TAXES (Details 4) - CNY (¥)	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred income tax assets:
Tax loss carryforwards	¥ 20,326,608	¥ 10,228,873
Share of loss of equity method investments	1,112,843	164,021
Property and equipment, net	70,475	1,091,914
Accrued expenses and other payables	2,375,267	3,375,252
Total gross deferred income tax assets	23,885,193	14,860,060
Less: valuation allowance	(20,028,588)	(3,882,555)	¥ (2,575,187)	¥ (921,751)
Net deferred income tax assets	3,856,605	10,977,505
Income taxes
Total gross deferred income tax liabilities	168,801	235,977
Net deferred income tax assets	3,687,804	10,741,528
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	3,663,864	9,490,107
Non-current deferred income tax assets, included in other assets	23,940	1,251,421
Net deferred income tax assets	3,687,804	10,741,528
Customer relationships
Income taxes
Intangible assets acquired	114,202	160,243
Training platform
Income taxes
Intangible assets acquired	¥ 54,599	¥ 75,734